EMPLOYEE RETIREMENT BENEFITS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
EMPLOYEE RETIREMENT BENEFITS
Contributions paid by employer	$ 111,208	$ 32,239